Consolidated statement of cash flows (Parenthetical) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
Statement [LineItems]
Recovering tax credits	R$ 338,040
Indexation charges, interest and exchange, net	1,819,710
Subsidiaries [member]
Statement [LineItems]
Recognition of tax assets related to	431,283
Recovering tax credits	326,987
Indexation charges, interest and exchange, net	104,296
Intangible assets, addition	128,654
Accounts payable	R$ 129,038